Capital Structure	12 Months Ended
Dec. 31, 2014
Capital Structure [Abstract]
Capital Structure
12.	Capital Structure:

(a)  Common Stock

On June 24, 2014, the Company entered into a registration rights agreement in connection with the share purchase agreement under which the Company sold 1,890,000 of its common shares to Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with the Restis family, for $1,134 (Note 3b).

On September 29, 2014, the Company entered into a registration rights agreement in connection with the share purchase agreement under which the Company sold 1,600,000 of its common shares to Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with the Restis family, for $960 (Note 3b).

On December 19, 2014, the Company entered into a share purchase agreement under which the Company sold 4,440,000 of its common shares to Jelco, for $1,110. On December 30, 2014, the Company completed the equity injection plan with the abovementioned entity. The shares to the entity were issued on December 30, 2014 (Note 3b).

(b) Warrants and Unit Purchase Option

In connection with the public offering of January 28, 2010, the Company granted 1,041,667 warrants with an exercise price of $19.80 each on February 3, 2010 and on March 19, 2010, Seanergy granted 97,250 additional warrants. The fair value of these warrants amounted to $1,053. The warrants were exercisable beginning on August 3, 2010 and expire on January 28, 2015. No expenses were recorded in connection with these warrants which were classified in equity.

Following the Company's reverse stock split in June 2011, with respect to the warrants from the Company's 2010 secondary offering, as a result of the reverse stock split, each warrant now reflects an increase in the per share exercise price and a decrease in the number of warrant shares at the same proportion as the reverse stock split. Accordingly, each warrant is now exercisable for one-fifteenth of a share, following the reverse stock split at an exercise price of $19.80 for each such warrant share.

The underwriters of the Company's initial public offering on September 28, 2007, did not exercise the Unit Purchase Option offered by the Company in connection to that initial public offering and the option expired on September 24, 2012.

As of December 31, 2014 and 2013, the Company had outstanding underwriters' warrants exercisable to purchase an aggregate of approximately 75,927 shares of Seanergy's common stock.

(c) Preferred Stock

As of December 31, 2014 and 2013, no shares of preferred stock have been issued.

(d) Dividends

The declaration and payment of any dividend is subject to the discretion of Seanergy's board of directors and is dependent upon its earnings, financial condition, cash requirements and availability and restrictions in any applicable loan agreements. No dividends were declared for the years ended December 31, 2014, 2013 and 2012.